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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05845
Invesco Van Kampen Senior Loan Fund*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Colin Meadows 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 4/30/10

*	On June 1, 2010, Invesco completed its acquisition of Van Kampen Investments and Morgan Stanley’s retail assets management business. This Trust was included in that acquisition and as of that date, became Invesco Van Kampen Senior Loan Fund. Please visit www.invesco.com/transaction for more information or call Invesco’s Client Services team at 800-959-4246.

Item 1. Schedule of Investments.
Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited)

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Variable Rate** Senior Loan Interests 115.2%
	Aerospace/Defense 2.6%
$1,714	Apptis, Inc. Term Loan	3.540%	12/20/12	$1,683,895
985	Booz Allen Hamilton, Inc. Term Loan B	7.500	07/31/15	991,538
3,172	Booz Allen Hamilton, Inc. Term Loan C	6.000	07/31/15	3,185,356
6,263	IAP Worldwide Services, Inc. First Lien Term Loan (b)	9.250	12/30/12	5,981,595
2,634	IAP Worldwide Services, Inc. Second Lien Term Loan (b)	11.500	06/28/13	2,331,283
2,921	ILC Industries, Inc. First Lien Term Loan	2.273	02/24/12	2,904,259
3,068	Primus International, Inc. Incremental Term Loan	2.870	06/07/12	2,975,806
410	TASC, Inc. Term Loan A	5.500	12/18/14	410,807
3,607	TASC, Inc. Term Loan B	5.750	12/18/15	3,624,573
4,535	Vangent, Inc. Term Loan B	2.510	02/14/13	4,421,261
625	Wesco Aircraft Hardware Corp. Second Lien Term Loan	6.030	03/28/14	608,594

				29,118,967

	Automotive 4.0%
1,617	Acument Global Technologies, Inc. Term Loan (b)	14.000	08/11/13	1,572,920
2,000	Dana Holding Corp. Term Loan B	4.530	01/30/15	1,986,250
7,401	Federal-Mogul Corp. Term Loan B	2.190	12/29/14	6,784,286
3,523	Federal-Mogul Corp. Term Loan C	2.200	12/28/15	3,229,307
14,993	Ford Motor Co. Term Loan	3.280	12/16/13	14,502,915
6,496	MetoKote Corp. Term Loan	9.000	11/27/11	5,927,542

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Automotive (continued)
$3,574	Oshkosh Truck Corp. Term Loan B	6.260%	12/06/13	$3,596,953
500	Performance Transportation Services, Inc. Letter of Credit (c)(d)(e)	3.250	01/26/12	137,585
344	Performance Transportation Services, Inc. Term Loan (c)(d)(e)	7.500	01/26/12	94,478
1,853	Polypore, Inc. Incremental Term Loan	2.530	07/03/14	1,811,147
3,319	Sensata Technologies, Inc. Term Loan	2.080	04/26/13	3,210,186
1,636	TRW Automotive, Inc. Term Loan A2	5.010	05/30/15	1,643,718

				44,497,287

	Banking 0.1%
209	Dollar Financial Corp. Term Loan (Canada)	7.000	10/30/12	202,561
154	Dollar Financial Corp. Delayed Draw Term Loan	7.000	10/30/12	148,941
297	Dollar Financial Corp. Term Loan (United Kingdom)	7.000	10/30/12	287,825

				639,327

	Beverage, Food & Tobacco 6.5%
5,156	Acosta, Inc. Term Loan B	2.530	07/28/13	5,096,214
9,133	Coleman Natural Foods, LLC First Lien Term Loan	6.930	08/22/12	8,448,472
3,985	DCI Cheese Co. Term Loan	3.540	04/15/12	3,486,496
1,201	Dole Food Co., Inc. Credit Link Deposit	7.879	08/30/10	1,215,268
2,405	Dole Food Co., Inc. Term Loan B	5.040	03/02/17	2,433,705

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Beverage, Food & Tobacco (continued)
$5,973	Dole Food Co., Inc. Term Loan C	5.010%	03/02/17	$6,044,714
7,185	DS Waters of America, Inc. Term Loan B	2.509	10/27/12	7,077,094
4,050	DSW Holdings, Inc. Term Loan	4.259	03/02/12	3,996,844
6,870	Farley’s & Sathers Candy Co., Inc. First Lien Term Loan	7.020	06/15/11	6,801,790
800	Farley’s & Sathers Candy Co., Inc. Second Lien Term Loan	11.250	01/02/12	776,000
2,575	FSB Holdings, Inc. Second Lien Term Loan	6.063	03/29/14	2,420,500
2,506	FSB Holdings, Inc. Term Loan B	2.610	09/29/13	2,459,035
6,405	LJVH Holdings, Inc. Term Loan B (Canada)	2.790	07/19/14	6,196,871
873	LJVH Holdings, Inc. Term Loan C (Canada)	2.790	07/19/14	845,028
1,936	Michael Foods, Inc. Term Loan B	6.500	05/01/14	1,951,844
6,295	Pinnacle Foods Finance LLC Term Loan B	2.999	04/02/14	6,143,271
1,531	Pinnacle Foods Finance LLC Term Loan C	7.500	04/02/14	1,544,719
1,576	Wm. Wrigley Jr. Co. Term Loan B1	3.063	12/17/12	1,587,400
4,031	Wm. Wrigley Jr. Co. Term Loan B2	3.313	10/06/14	4,060,827

				72,586,092

	Broadcasting — Cable 7.2%
6,340	Cequel Communications, LLC Term Loan	2.292	11/05/13	6,236,502

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Broadcasting — Cable (continued)
$13,173	Charter Communications Operating, LLC Extended Term Loan	3.550%	09/06/16	$12,615,484
1,500	Charter Communications Operating, LLC Replacement Term Loan (e)	2.300	03/06/14	1,425,594
11,000	Charter Communications Operating LLC Third Lien Term Loan (e)	2.752	09/06/14	10,239,163
2,806	CSC Holdings, Inc. Extended Term Loan A3	1.004	03/31/15	2,781,856
7,941	CSC Holdings, Inc. Incremental Term Loan B2	2.004	03/29/16	7,953,458
4,356	Discovery Communications Holdings, LLC Term Loan C	5.250	05/14/14	4,400,240
5,274	Knology, Inc. Extended Term Loan	3.792	06/30/14	5,237,440
1,168	MCC Iowa, LLC Term Loan D1	2.010	01/31/15	1,126,425
1,920	MCC Iowa, LLC Term Loan D2	2.010	01/31/15	1,851,653
1,469	MCC Iowa, LLC Term Loan F	4.500	10/23/17	1,470,314
1,548	Mediacom Illinois, LLC Term Loan C	2.010	01/31/15	1,488,661
1,412	Mediacom Illinois, LLC Term Loan D	5.500	03/31/17	1,421,382
1,583	Mediacom Illinois, LLC Term Loan E	4.500	10/23/17	1,584,720
8,084	RCN Corp. Term Loan B	2.563	05/25/14	8,052,693
4,878	TWCC Holding Corp. Replacement Term Loan	5.000	09/14/15	4,931,334
7,145	UPC Broadband Holding, B.V., Term Loan T (Netherlands)	3.930	12/30/16	7,067,931

				79,884,850

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Broadcasting — Diversified 1.1%
$1,350	Alpha Topco, Ltd. Second Lien Term Loan (United Kingdom)	3.822%	06/30/14	$1,231,261
4,117	Alpha Topco, Ltd. Term Loan B1 (United Kingdom)	2.447	12/31/13	3,879,384
2,781	Alpha Topco, Ltd. Term Loan B2 (United Kingdom)	2.447	12/31/13	2,620,414
5,035	Cumulus Media, Inc. Term Loan B	4.259	06/11/14	4,641,307

				12,372,366

	Broadcasting — Radio 1.6%
7,826	CMP KC, LLC Term Loan (a)(d)	6.250	05/03/11	2,386,892
13,097	CMP Susquehanna Corp. Term Loan	2.313	05/05/13	11,194,794
1,152	LBI Media, Inc. Term Loan B	1.773	03/31/12	1,066,080
2,025	Multicultural Radio Broadcasting, Inc. Second Lien Term Loan	6.000	06/18/13	1,366,875
1,646	Multicultural Radio Broadcasting, Inc. Term Loan	3.000	12/18/12	1,355,505

				17,370,146

	Broadcasting — Television 2.6%
939	Barrington Broadcasting, LLC Term Loan	4.500	08/12/13	882,336
2,625	FoxCo Acquisition Sub, LLC Term Loan	7.500	07/14/15	2,614,860

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Broadcasting — Television (continued)
$954	High Plains Broadcasting Operating Co., LLC Term Loan	9.000%	09/14/16	$934,806
3,630	Newport Television, LLC Term Loan B	9.000	09/14/16	3,557,832
2,421	Sunshine Acquisition, Ltd. Term Loan	5.499	06/01/12	2,313,841
20,725	Univision Communications, Inc. Initial Term Loan	2.540	09/29/14	18,932,192

				29,235,867

	Buildings & Real Estate 1.7%
1,305	CB Richard Ellis Services, Inc. Term Loan B	6.000	12/20/13	1,306,494
998	CB Richard Ellis Services, Inc. Term Loan B-1	6.500	12/21/15	1,000,685
2,300	CB Richard Ellis Services, Inc. Term Loan B-1A	7.000	12/21/15	2,305,750
2,500	El Ad IDB Las Vegas, LLC Term Loan A1	3.001	08/09/12	1,500,000
6,737	Ginn LA CS Borrower First Lien Term Loan (d)	6.196	06/08/11	488,443
3,143	Ginn LA CS Borrower First Lien Credit Linked A (d)	7.750	06/08/11	227,857
4,000	Ginn LA CS Borrower Second Lien Term Loan (a)(d)	10.196	06/08/12	6,668
6,657	Kyle Acquisition Group, LLC Term Loan B (d)(f)	5.750	07/20/09	665,714
3,143	Kyle Acquisition Group, LLC Term Loan C (d)	4.000	07/20/11	314,286
602	Lake at Las Vegas Joint Venture, LLC Revolving Credit Agreement (b)(d)(e)	14.350	06/20/12	9,655
1,000	Lake at Las Vegas Joint Venture, LLC DIP Term Loan (b)(e)	9.773	07/15/10	300,000

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Buildings & Real Estate (continued)
$12	Lake at Las Vegas Joint Venture, LLC Mezzanine Term Loan (b)(d)(e)	20.000%	10/01/10	$199
6,810	Lake at Las Vegas Joint Venture, LLC Term Loan (b)(d)(e)	14.333	06/20/12	109,253
805	NLV Holdings, LLC First Lien Term Loan (b)(d)(e)(f)	5.750	03/31/10	219,330
1,638	NLV Holdings, LLC Second Lien Term Loan (b)(d)(e)	5.250	05/09/12	120,772
1,407	Realogy Corp. Letter of Credit	3.375	10/10/13	1,278,564
5,225	Realogy Corp. Term Loan	3.292	10/10/13	4,748,953
1,272	South Edge, LLC Term Loan A (d)(f)	5.250	10/31/08	594,663
2,000	South Edge, LLC Term Loan C (d)(f)	5.250	10/31/09	910,000
360	Standard Pacific Corp. Term Loan	2.000	05/05/13	331,800
331	Tamarack Resorts, LLC Term Loan (d)(f)	20.250	07/02/09	265,014
1,600	Tamarack Resorts, LLC Credit Lined Note A (d)	8.051	05/19/11	24,000
2,364	Tamarack Resorts, LLC Term Loan B (d)	7.500	05/19/11	35,460
531	WCI Communities, Inc. First Lien Term Loan	10.070	09/03/14	530,604
793	WCI Communities, Inc. PIK Term Loan (b)	10.000	09/02/16	769,471

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Buildings & Real Estate (continued)
$3,349	Yellowstone Mountain Club, First Lien Term Loan (a)(d)	4.625%	09/30/10	$0
1,180	Yellowstone Mountain Club, LLC Term Loan (a)	6.000	07/16/14	1,168,345

				19,231,980

	Business Equipment & Services 3.9%
6,700	Affinion Group, Inc. Term Loan B	5.000	10/10/16	6,666,500
3,000	Brand Services, Inc. Second Lien Term Loan	6.350	02/06/15	2,767,500
3,587	First American Payment Systems, LP Term Loan	3.313	10/06/13	3,369,068
1,747	GSI Holdings, LLC Term Loan	3.260	08/01/14	1,633,523
354	InfoUSA, Inc. Additional Term Loan B	2.050	02/14/12	353,244
558	InfoUSA, Inc. Term Loan B	2.050	02/14/12	556,360
2,036	KAR Holdings, Inc. Term Loan B	3.030	10/18/13	2,000,629
4,926	NCO Financial Systems Term Loan B	6.910	05/15/13	4,872,165
13,607	Nielsen Finance, LLC Term Loan A	2.251	08/09/13	13,294,329
126	RGIS Holdings, LLC Delayed Draw Term Loan	2.790	04/30/14	119,229
2,513	RGIS Holdings, LLC Term Loan B	2.790	04/30/14	2,384,589
3,591	Sedgwick CMS Holdings, Inc. Term Loan B	2.523	01/31/13	3,546,319
1,948	SMG Holdings, Inc. Term Loan B	3.330	07/27/14	1,830,877

				43,394,332

	Chemicals, Plastics & Rubber 7.1%
446	Brenntag Holdings GmbH & Co. KG Acquisition Term Loan (Germany)	4.070	01/20/14	447,137

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Chemicals, Plastics & Rubber (continued)
$2,563	Brenntag Holdings GmbH & Co. KG Term Loan B2 (Germany)	4.030%	01/20/14	$2,569,646
1,600	Brenntag Holdings GmbH & Co. KG Second Lien Term Loan (Germany)	6.473	07/07/15	1,605,600
1,323	Celanese Holdings, LLC Dollar Term Loan	2.042	04/02/14	1,299,046
2,883	Cristal Inorganic Chemicals US, Inc. First Lien Term Loan	2.540	05/15/14	2,720,702
4,002	Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.063	05/05/15	3,863,877
1,773	Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.063	05/05/15	1,711,527
1,874	Hexion Specialty Chemicals, Inc. Extended Term Loan C5	4.063	05/05/15	1,780,275
5,064	Huntsman International, LLC Term Loan	2.060	04/21/14	4,886,031
3,438	Huntsman International, LLC Term Loan C	2.518	06/30/16	3,334,328
5,744	Kraton Polymers, LLC Term Loan	2.313	05/13/13	5,541,742
72	Lyondell Chemical Co. Revolving Credit Agreement (e)(l)	7.000	12/20/13	65,301
3,000	Lyondell Chemical Co. Exit Term Loan (e)	5.500	04/08/16	3,014,442
529	Lyondell Chemical Co. DIP Term Loan (e)(l)	5.796	04/06/10	546,216
3,149	Lyondell Chemical Co. DIP Term Loan Roll-Up (e)	6.560	04/06/10	3,456,450
14,882	Lyondell Chemical Co. Term Loan CAM Exchange (e)	3.748	12/22/14	13,505,056

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Chemicals, Plastics & Rubber (continued)
$1,180	Nalco Co. Add On Term Loan	2.023%	05/13/16	$1,176,004
4,733	Nalco Co. Term Loan	6.500	05/13/16	4,779,380
2,477	Nusil Technology, LLC Term Loan B	6.000	02/18/15	2,501,778
5,927	PQ Corp. Term Loan B	3.570	07/30/14	5,478,566
1,580	Rockwood Specialties Group, Inc. Term Loan E	4.500	07/30/12	1,582,609
2,029	Rockwood Specialties Group, Inc. Term Loan H	6.000	05/15/14	2,046,514
5,370	Solutia, Inc. Term Loan B	4.750	03/17/17	5,414,411
5,105	Univar, Inc. Term Loan	3.273	10/10/14	5,024,384

				78,351,022

	Construction Material 0.9%
651	Axia, Acquisition Corp. Second Lien Term Loan A	3.390	03/11/16	634,294
1,279	Axia, Acquisition Corp. Second Lien Term Loan B	3.390	03/12/16	1,195,436
1,743	Building Materials Holding Corp. Second Lien Term Loan (b)	8.000	01/04/15	1,394,432
2,851	Contech Construction Products, Inc. Term Loan	2.260	01/31/13	2,608,840
4,303	Custom Building Products, Inc. Term Loan B	5.750	03/19/15	4,310,652

				10,143,654

	Containers, Packaging & Glass 3.6%
4,241	Anchor Glass Container Corp. First Lien Term Loan	6.000	03/02/16	4,233,091
1,425	Anchor Glass Container Corp. Second Lien Term Loan	10.000	09/02/16	1,417,875
3,400	Berlin Packaging, LLC Term Loan	3.283	08/17/14	3,085,255

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Containers, Packaging & Glass (continued)
$4,031	Berry Plastics Group, Inc. Term Loan C (g)	2.257%	04/03/15	$3,776,619
110	Graham Packaging Co., L.P. Term Loan B	2.500	10/07/11	108,998
6,481	Graham Packaging Co., L.P. Term Loan C	6.750	04/05/14	6,544,040
1,971	Graphic Packaging International, Inc. Term Loan B	2.300	05/16/14	1,944,821
6,780	Kranson Industries, Inc. Term Loan B	2.620	07/31/13	6,723,463
5,489	Packaging Dynamics Operating Co. Term Loan	2.328	06/09/13	4,981,370
2,022	Pertus Sechzehnte GmbH Term Loan B2 (Germany)	2.649	06/13/15	1,720,799
2,022	Pertus Sechzehnte GmbH Term Loan C2 (Germany)	2.899	06/13/16	1,720,800
3,031	Reynolds Group Holdings, Inc. Dollar Term Loan	6.250	05/05/16	3,050,638
675	Tegrant Holding Corp. Second Lien Term Loan	5.800	03/08/15	479,250

				39,787,019

	Diversified Manufacturing 0.7%
228	Arnold Magnectic Technologies Corp. Term Loan A (a)	9.000	03/07/11	192,855
346	Arnold Magnectic Technologies Corp. Term Loan B (a)	9.000	03/06/12	292,473
231	Arnold Magnectic Technologies Corp. Term Loan C (a)	9.000	03/06/12	195,086
540	Arnold Magnectic Technologies Corp. Term Loan D (a)	9.000	03/06/12	455,898

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Diversified Manufacturing (continued)
$404	Muller Water Products, Inc. Term Loan A	5.290%	05/24/12	$404,835
1,130	Muller Water Products, Inc. Term Loan B	5.328	05/23/14	1,134,488
586	MW Industries, Inc. Acquisition Term Loan (a)	7.500	11/01/13	557,562
4,576	MW Industries, Inc. Term Loan (a)	7.500	11/01/13	4,353,863

				7,587,060

	Durable Consumer Products 0.1%
1,399	Brown Jordan International, Inc. Term Loan	4.260	04/30/12	1,280,462

	Ecological 0.7%
980	Energy Solutions, LLC Synthetic A Deposit	4.020	06/07/13	968,634
161	Energy Solutions, LLC Synthetic Letter of Credit	4.020	06/07/13	158,870
2,257	Energy Solutions, LLC Term Loan	4.030	06/07/13	2,229,285
1,083	Energy Solutions, LLC Term Loan B	4.030	06/07/13	1,069,556
1,717	Environmental Systems Products Holdings Second Lien Term Loan	13.500	09/12/14	1,716,691
900	Synagro Technologies, Inc. Second Lien Term Loan	5.010	10/02/14	732,750
1,023	Synagro Technologies, Inc. Term Loan B	2.260	04/02/14	932,361

				7,808,147

	Education & Child Care 2.8%
1,280	Bright Horizons Family Solutions, Inc. Revolving Credit Agreement (l)	1.270	05/28/14	1,203,200

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Education & Child Care (continued)
$2,435	Bright Horizons Family Solutions, Inc. Term Loan B	7.500%	05/28/15	$2,448,158
10,799	Cengage Learning Holdings II, LP Term Loan	2.790	07/03/14	9,684,442
1,985	Cengage Learning Holdings II, LP Incremental 1	7.500	07/03/14	2,007,178
250	Educate, Inc. Second Lien Term Loan	5.550	06/16/14	220,938
4,597	Education Management, LLC Term Loan C	2.063	06/03/13	4,506,864
12,188	Nelson Education, Ltd., Term Loan (Canada)	2.790	07/05/14	11,334,375

				31,405,155

	Electronics 3.3%
913	Aeroflex, Inc. Term Loan B1	3.500	08/15/14	896,431
5,108	Dealer Computer Services, Inc. Term Loan B	5.250	04/21/17	5,107,830
2,263	Edwards, Ltd. First Lien Term Loan (Cayman Islands)	2.252	05/31/14	2,102,720
2,067	Edwards, Ltd. Second Lien Term Loan (Cayman Islands) (b)	6.002	11/30/14	1,761,873
2,166	Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	6.030	07/28/15	2,100,945
4,151	Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	6.030	07/28/15	4,032,000
1,424	Kronos, Inc. Initial Term Loan	2.290	06/11/14	1,374,471
701	Matinvest 2 SAS, Term Loan B2 (France)	3.749	06/23/14	639,203
701	Matinvest 2 SAS, Term Loan C2 (France)	3.999	06/22/15	638,996
6,779	Open Solutions, Inc. Term Loan B	2.445	01/23/14	6,126,953

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Electronics (continued)
$2,258	Sungard Data Systems, Inc. Incremental Term Loan Add On	6.750%	02/28/14	$2,270,493
1,265	Sungard Data Systems, Inc. Term Loan A	2.001	02/28/14	1,225,390
7,309	Sungard Data Systems, Inc. Term Loan B	3.880	02/26/16	7,279,951
1,564	Verint Systems, Inc. Term Loan B	3.540	05/25/14	1,506,882

				37,064,138

	Entertainment & Leisure 3.8%
3,878	Bombardier Recreational Products, Inc. Term Loan (Canada)	3.250	06/28/13	3,443,711
2,892	Cedar Fair, LP Term B Extended (Canada)	4.290	02/17/14	2,870,783
580	Cedar Fair, LP Term Loan (Canada)	2.270	02/17/12	576,615
1,000	Cedar Fair, LP Term B Extended (USA)	4.273	08/30/14	1,000,000
2,354	Fender Musical Instruments Corp. Delayed Draw Term Loan	2.500	06/09/14	2,095,490
4,661	Fender Musical Instruments Corp. Term Loan B	2.550	06/09/14	4,148,324
1,872	Gibson Guitar Corp. Term Loan	7.250	12/29/13	1,663,935

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Entertainment & Leisure (continued)
$4,000	Hicks Sports Group LLC Term Loan (d)	6.750%	12/22/10	$3,610,000
4,786	Metro-Goldwyn-Mayer Studios, Inc. Revolving Credit Agreement (d)(f)(l)	20.410	04/08/10	2,177,653
15,223	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B (d)	20.500	04/09/12	7,069,325
1,909	Mets, LP Facility C	2.263	07/25/10	1,841,771
3,673	Playcore Holdings, Inc. Term Loan B	2.820	02/21/14	3,544,009
3,677	Ticketmaster, Delayed Draw Term Loan B	7.000	07/25/14	3,715,065
2,649	True Temper Sports, Inc. Exit Facility (a)	13.000	10/14/13	2,648,834
1,995	Universal City Development Partners, Ltd. Term Loan B	5.500	11/06/14	2,008,700

				42,414,215

	Farming & Agriculture 0.5%
3,677	WM. Bolthouse Farms, Inc. First Lien Term Loan	5.500	02/11/16	3,706,151
1,773	WM. Bolthouse Farms, Inc. Second Lien Term Loan	9.500	08/11/16	1,789,901

				5,496,052

	Finance 7.0%
3,091	American General Finance Corp. Term Loan B	7.250	04/21/15	3,100,182
191	Fidelity National Information Solutions, Inc. Term Loan C	4.506	01/18/12	193,106
10,258	First Data Corp. Term Loan B1	3.010	09/24/14	9,248,158
12,444	First Data Corp. Term Loan B2	3.030	09/24/14	11,200,621
8,481	First Data Corp. Term Loan B3	3.032	09/24/14	7,635,856

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Finance (continued)
$3,441	Grosvenor Capital Management Holdings, LLP Term Loan B	2.250%	12/05/13	$3,165,856
8,319	iPayment, Inc. Term Loan	2.280	05/10/13	7,983,228
6,739	LPL Holdings, Inc. Term Loan D	2.040	06/28/13	6,574,455
2,622	Metavante Corp. Term Loan B	3.500	11/01/14	2,643,664
1,925	National Processing Co. Group, Inc. Second Lien Term Loan	10.750	09/29/14	1,759,772
4,650	National Processing Co. Group, Inc. Term Loan B	7.000	09/29/13	4,625,588
5,740	Nuveen Investments, Inc. Term Loan	3.320	11/13/14	5,263,520
4,197	Oxford Acquisition III, Ltd., Term Loan (United Kingdom)	2.063	05/12/14	3,913,522
2,523	RJO Holdings Corp. Second Lien Term Loan (b)	9.010	07/13/15	264,915
4,785	RJO Holdings Corp. Term Loan B (b)	5.260	07/12/14	3,238,177
4,394	Transfirst Holdings, Inc. Second Lien Term Loan (b)	7.040	06/15/15	3,716,300
2,917	Transfirst Holdings, Inc. Term Loan B	3.040	06/15/14	2,764,331

				77,291,251

	Grocery 0.6%
6,651	Roundy’s Supermarkets, Inc. Extended Term Loan	5.810	11/03/13	6,713,548

	Health & Beauty 0.9%
1,840	American Safety Razor Co. First Lien Term Loan	6.750	07/31/13	1,708,541
2,574	American Safety Razor Co. Second Lien Term Loan	10.500	01/30/14	1,523,065

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Health & Beauty (continued)
$1,942	Marietta Intermediate Holding Corp. Term Loan B (b)	8.250%	02/19/15	$1,786,904
5,425	Philosophy, Inc. Term Loan B	2.030	03/16/14	5,079,126

				10,097,636

	Healthcare 12.4%
1,907	American Medical Systems, Inc. Term Loan	2.500	07/20/12	1,877,911
3,710	Capella Healthcare, Inc. First Lien Term Loan	5.750	03/02/15	3,709,882
3,829	Catalent Pharma Solutions, Inc. Dollar Term Loan	2.513	04/10/14	3,652,265
1,145	Community Health Systems, Inc. Delayed Draw Term Loan	2.502	07/25/14	1,114,728
22,855	Community Health Systems, Inc. Term Loan	2.502	07/25/14	22,247,669
4,163	DSI Renal, Inc. Term Loan (b)	9.000	03/31/13	4,089,699
4,099	Fresenius SE Term Loan C1 (Germany)	4.500	09/10/14	4,148,744
2,474	Fresenius SE Term Loan C2 (Germany)	4.500	09/10/14	2,504,387
285	Genoa Healthcare Group, LLC Term Loan B	5.500	08/10/12	278,241
13,310	HCA, Inc. Extended Term Loan B2	3.540	03/31/17	13,240,321
711	HCA, Inc. Term Loan A	1.790	11/16/12	690,967
5,550	HCA, Inc. Term Loan B	2.540	11/18/13	5,407,982
4,281	HCR Healthcare, LLC Term Loan B	2.773	12/22/14	4,217,148
10,351	Health Management Associates, Inc. Term Loan B	2.040	02/28/14	10,042,590
672	HealthSouth Corp. Extended Term Loan B	4.010	09/10/15	672,605

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Healthcare (continued)
$817	HealthSouth Corp. Term Loan B	2.510%	03/11/13	$803,779
4,096	IMS Health Inc. Term Loan B	5.250	02/26/16	4,127,296
10,698	Inverness Medical Innovations, Inc. First Lien Term Loan	2.270	06/26/14	10,529,015
4,060	Multiplan, Inc. Incremental Term Loan	6.000	04/12/13	4,071,371
3,985	Multiplan, Inc. Term Loan B	3.563	04/12/13	3,924,888
5,182	Multiplan, Inc. Term Loan C	3.563	04/12/13	5,104,399
4,714	Rehabcare Group, Inc. Term Loan B	6.000	11/24/15	4,743,448
1,865	Select Medical Corp. Term Loan B	2.251	02/24/12	1,808,943
2,209	Skilled Healthcare Group, Inc. Term Loan B	5.250	04/08/16	2,214,357
402	Sun Healthcare Group, Inc. Synthetic Letter of Credit	2.290	04/21/14	388,218
1,796	Sun Healthcare Group, Inc. Term Loan B	2.350	04/21/14	1,733,153
10,185	Surgical Care Affiliates, LLC Term Loan	2.290	12/29/14	9,828,783
822	United Surgical Partners, International Inc. Delayed Draw Term Loan	2.270	04/21/14	798,525
9,841	United Surgical Partners, International Inc. Term Loan B	2.290	04/19/14	9,558,089

				137,529,403

	Home & Office Furnishings, Housewares & Durable Consumer Products 0.7%
833	Hunter Fan Co. Revolving Credit Agreement (l)	1.840	04/16/13	708,333
1,000	Hunter Fan Co. Second Lien Term Loan	7.000	10/16/14	622,500

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Home & Office Furnishings, Housewares & Durable Consumer Products (continued)
$1,107	Hunter Fan Co. Term Loan	2.760%	04/16/14	$1,009,337
2,286	Mattress Holdings Corp. Term Loan B	2.690	01/18/14	1,898,887
3,408	National Bedding Co. LLC Second Lien Term Loan	5.313	02/28/14	3,169,887

				7,408,944

	Hotels, Motels, Inns & Gaming 5.5%
1,250	BLB Worldwide Holdings, Inc. Second Lien Term Loan (d)	6.500	07/18/12	75,000
6,381	BLB Worldwide Holdings, Inc. Term Loan B (b)	4.750	07/18/11	4,583,742
589	Cannery Casino Resorts, LLC Revolving Credit Agreement (l)	2.780	05/18/12	503,284
500	Cannery Casino Resorts, LLC Second Lien Term Loan	4.509	05/16/14	422,500
2,949	Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.501	05/20/13	2,755,906
3,567	Cannery Casino Resorts, LLC Term Loan B	4.509	05/18/13	3,333,035
3,711	CCM Merger, Corp. Term Loan B	8.500	07/13/12	3,682,506
1,261	Golden Nugget, Inc. Delayed Draw Term Loan (b)	3.270	06/30/14	985,540
2,215	Golden Nugget, Inc. Term Loan B (b)	3.280	06/30/14	1,731,390
36	Greektown Casino, LLC Incremental Term Loan B (b)(d)(e)	7.000	12/03/12	39,743
254	Greektown Casino, LLC Term Loan B (b)(d)(e)	7.000	12/03/12	276,331
11,469	Harrah’s Operating Co., Inc. Term Loan B1	3.316	01/28/15	10,108,692

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Hotels, Motels, Inns & Gaming (continued)
$244	Harrah’s Operating Co., Inc. Term Loan B2	3.316%	01/28/15	$214,869
6,351	Harrah’s Operating Co., Inc. Term Loan B3	3.320	01/28/15	5,581,639
802	Isle of Capri Casinos, Inc. Delayed Draw Term Loan A	5.000	11/25/13	785,459
912	Isle of Capri Casinos, Inc. Delayed Draw Term Loan B	5.000	11/25/13	893,074
2,280	Isle of Capri Casinos, Inc. Term Loan B	5.000	11/25/13	2,232,684
2,925	Las Vegas Sands, LLC/Venetian Casino Delayed Draw Term Loan	2.050	05/23/14	2,770,331
7,302	Las Vegas Sands, LLC/Venetian Casino Term Loan B	2.050	05/23/14	6,916,381
1,222	Magnolia Hill, LLC Delayed Draw Term Loan	3.516	10/30/13	1,100,168
3,479	Magnolia Hill, LLC Term Loan	3.530	10/30/13	3,131,248
2,529	MGM Mirage Term Loan D	6.000	10/03/11	2,489,090
300	Venetian Macau, Ltd. Delayed Draw Term Loan B	4.800	05/25/12	296,780
3,431	Venetian Macau, Ltd. Project Term Loan	4.800	05/27/13	3,383,445
2,432	Venetian Macau, Ltd. Term Loan B	4.800	05/27/13	2,402,286

				60,695,123

	Insurance 2.5%
3,884	Alliant Holdings I, Inc. Term Loan B	3.290	08/21/14	3,723,388
7,007	AmWins Group, Inc. First Lien Term Loan	2.770	06/08/13	6,574,450
595	Applied Systems, Inc. Term Loan	2.773	09/26/13	570,842

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Insurance (continued)
$2,335	Audatex North America, Inc. Term Loan C	2.063%	05/16/14	$2,300,880
2,324	Conseco, Inc. Term Loan	7.500	10/10/13	2,268,551
675	HMSC Corp. Second Lien Term Loan	5.838	10/03/14	453,938
3,897	Mitchell International, Inc. Second Lien Term Loan	5.563	03/30/15	3,321,923
3,046	USI Holdings Corp. Term Loan	3.050	05/05/14	2,843,871
1,050	Vertafore, Inc. Second Lien Term Loan	6.252	01/31/13	987,000
4,356	Vertafore, Inc. Term Loan B2	5.500	07/31/14	4,236,024

				27,280,867

	Machinery 1.4%
3,912	Baldor Electric Co. Term Loan B	5.250	01/31/14	3,938,893
3,250	Bucyrus International, Inc. Term Loan	4.500	02/19/16	3,276,104
4,848	Goodman Global, Inc. Term Loan B	6.250	02/13/14	4,870,838
1,500	Manitowoc Co., Inc. Term Loan B	4.813	11/06/14	1,505,894
2,918	Mold-Masters Luxembourg Holdings, SA Term Loan	3.875	10/11/14	2,407,395

				15,999,124

	Medical Products & Services 1.6%
6,680	Biomet, Inc. Term Loan B	3.280	03/25/15	6,598,586
7,643	Carestream Health, Inc. First Lien Term Loan	2.273	04/30/13	7,453,073
3,741	DJO Finance, LLC Term Loan B	3.273	05/20/14	3,649,411

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Medical Products & Services (continued)
$407	Orthofix Holdings, Inc. Term Loan	6.750%	09/22/13	$406,764

				18,107,834

	Mining, Steel, Iron & Non-Precious Metals 0.0%
330	John Maneely Co. Term Loan	3.550	12/09/13	318,373

	Natural Resources 0.2%
1,000	Dresser, Inc. Second Lien Term Loan	6.000	05/04/15	973,000
1,458	Targa Resources, Inc. Term Loan	6.000	07/05/16	1,465,184

				2,438,184

	Non-Durable Consumer Products 2.4%
3,732	Amscan Holdings, Inc. Term Loan	2.534	05/25/13	3,591,579
6,350	Huish Detergents, Inc. Term Loan B	2.030	04/26/14	6,223,261
397	KIK Custom Products, Inc. Term Loan (Canada)	2.570	06/02/14	348,538
2,314	KIK Custom Products, Inc. First Lien Term Loan	2.570	06/02/14	2,033,141
4,000	KIK Custom Products, Inc. Second Lien Term Loan	5.316	11/30/14	2,640,000
7,959	Spectrum Brands, Inc. Dollar Term Loan	8.000	06/29/12	7,961,093
406	Spectrum Brands, Inc. Letter of Credit	8.000	06/29/12	405,874
3,220	Yankee Candle Co., Inc. Term Loan B	2.280	02/06/14	3,166,672

				26,370,158

	Paper & Forest Products 0.9%
2,400	Ainsworth Lumber Co., Ltd. Term Loan	5.313	06/26/14	2,208,000

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Paper & Forest Products (continued)
$995	Georgia Pacific Corp. Term Loan B	2.270%	12/21/12	$990,362
638	Georgia Pacific Corp. Term Loan C	3.530	12/23/14	640,131
1,421	Tidi Products, LLC Term Loan A (a)	3.250	12/29/11	1,394,425
338	Tidi Products, LLC Term Loan B (a)	4.754	06/29/12	331,256
414	Verso Paper Holding, LLC Term Loan (b)	6.570	02/01/13	345,471
117	White Birch Paper Co. DIP Delayed Draw Term Loan (Canada) (l)	4.770	12/01/10	117,073
1,216	White Birch Paper Co. DIP Term Loan B (Canada)	12.000	12/01/10	1,217,032
5,524	White Birch Paper Co. First Lien Term Loan (Canada) (b)(d)	7.000	05/08/14	2,231,543

				9,475,293

	Pharmaceuticals 1.8%
6,933	Mylan Laboratories, Inc. Term Loan B	3.563	10/02/14	6,935,375
125	Nyco Holdings 2 Aps Term Loan A (Denmark)	1.790	12/29/13	117,333
2,228	Nyco Holdings 2 Aps Term Loan B2 (Denmark)	2.540	12/29/14	2,095,472
2,228	Nyco Holdings 2 Aps Term Loan C2 (Denmark)	3.290	12/29/15	2,095,471
639	Nyco Holdings 3 Aps Facility A2 (Denmark)	1.790	12/29/13	601,246
20	Nyco Holdings 3 Aps Facility A3 (Denmark)	1.790	12/29/13	18,894
13	Nyco Holdings 3 Aps Facility A4 (Denmark)	1.790	12/29/13	12,035

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Pharmaceuticals (continued)
$90	Nyco Holdings 3 ApS Facility A5 (Denmark)	1.790%	12/29/13	$85,101
2,360	Warner Chilcott Co., LLC Incremental Term Loan	5.750	04/30/15	2,366,460
1,091	Warner Chilcott Co., LLC Term Loan A	5.500	10/30/14	1,093,573
1,658	Warner Chilcott Co., LLC Term Loan B1	5.750	04/30/15	1,663,303
2,761	Warner Chilcott Co., LLC Term Loan B2	5.750	04/30/15	2,769,700

				19,853,963

	Printing & Publishing 4.0%
1,382	Affiliated Media Inc. New Term Loan	8.250	03/19/14	1,302,672
3,946	Cygnus Business Media, Inc. Term Loan	9.750	06/30/13	3,906,185
1,787	Dex Media West, LLC Term Loan	7.500	10/24/14	1,703,217
8,893	Endurance Business Media, Inc. First Lien Term Loan (d)	4.750	07/26/13	2,223,175
5,000	Endurance Business Media, Inc. Second Lien Term Loan (a)(d)	11.250	01/26/14	0
1,350	F&W Publications, Inc. Second Lien Term Loan (d)	6.500	02/05/13	20,250
6,690	F&W Publications, Inc. Term Loan B (d)	6.500	08/05/12	3,512,461
3,081	GateHouse Media, Inc. Delayed Draw Term Loan	2.260	08/28/14	1,525,281
5,053	GateHouse Media, Inc. Term Loan B	2.280	08/28/14	2,501,275
581	Knowledgepoint360 Group, LLC First Lien Term Loan	3.500	04/14/14	435,398
1,000	Knowledgepoint360 Group, LLC Second Lien Term Loan	7.250	04/13/15	610,000
1,114	MC Communications, LLC Term Loan (b)	6.750	12/31/12	668,167

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Printing & Publishing (continued)
$2,677	Merrill Communications, LLC Second Lien Term Loan (b)	14.753%	11/15/13	$2,275,078
3,558	Network Communications, Inc. Term Loan	2.420	11/30/12	2,473,077
2,333	Newsday, LLC Term Loan	6.553	08/01/13	2,383,889
3,173	Proquest CSA, LLC Term Loan	2.780	02/09/14	3,006,733
2,611	R.H. Donnelley, Inc. Term Loan	9.250	10/24/14	2,548,645
401	SuperMedia, Inc. Exit Term loan	11.000	12/31/15	376,676
26,984	Tribune Co. Bridge Loan (d)(e)	8.250	12/20/15	640,868
8,573	Tribune Co. Term Loan B (d)(e)	5.250	06/04/14	5,768,692
1,690	Yell Group PLC Term Loan A3 (United Kingdom)	3.773	04/30/14	1,413,508
5,685	Yell Group PLC Term Loan B1 (United Kingdom)	4.023	07/31/14	4,740,223

				44,035,470

	Restaurants & Food Service 2.1%
4,313	Advantage Sales & Marketing, Inc. Term Loan	2.260	03/29/13	4,313,392
363	Aramark Corp. Extended Letter of Credit	3.542	07/26/16	361,138
5,516	Aramark Corp. Extended Term Loan B	3.540	07/26/16	5,491,339
204	Aramark Corp. Synthetic Letter of Credit	2.167	01/27/14	200,623
3,062	Aramark Corp. Term Loan	2.165	01/27/14	3,013,394
2,721	Center Cut Hospitality, Inc. Term Loan	9.250	07/06/14	2,584,691
4,830	NPC International, Inc. Term Loan B	2.050	05/03/13	4,697,569

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Restaurants & Food Service (continued)
$358	Volume Services America, Inc. Revolving Credit Agreement (l)	4.310%	12/31/12	$358,140
2,500	Volume Services America, Inc. Term Loan	9.250	12/31/12	2,499,927

				23,520,213

	Retail — Oil & Gas 0.6%
931	The Pantry, Inc. Delayed Draw Term Loan B	2.030	05/15/14	896,387
3,232	The Pantry, Inc. Term Loan B	2.030	05/15/14	3,113,345
2,323	Pilot Travel Centers, LLC Term Loan B(m)	—	04/30/16	2,343,319

				6,353,051

	Retail — Stores 2.7%
2,000	CDW Corp. Term Loan	4.338	10/10/14	1,871,072
3,988	Dollar General Corp. Term Loan B1	3.060	07/07/14	3,937,408
7,084	General Nutrition Centers, Inc. Term Loan B	2.540	09/16/13	6,899,442
3,699	Guitar Center, Inc. Term Loan B	3.770	10/09/14	3,462,555
6,032	Rite Aid Corp. Term Loan 3	6.000	06/04/14	5,969,343
4,522	Sally Holdings, Inc. Term Loan B	2.520	11/15/13	4,475,039
3,098	Savers, Inc. Term Loan B	5.750	03/11/16	3,117,725

				29,732,584

	Telecommunications — Equipment & Services 0.4%
4,887	Avaya, Inc. Term Loan	3.002	10/24/14	4,487,993

	Telecommunications — Local Exchange Carriers 1.2%
2,940	Global Tel*Link Corp. Term Loan B	6.000	03/02/16	2,947,608
1,820	Intelsat Corp. Term Loan B2-A	2.792	01/03/14	1,788,138
1,820	Intelsat Corp. Term Loan B2-B	2.792	01/03/14	1,787,589
1,820	Intelsat Corp. Term Loan B2-C	2.792	01/03/14	1,787,590

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Telecommunications — Local Exchange Carriers (continued)
$3,148	Orius Corp., LLC Term Loan A (a)(c)(d)(e)(f)	6.750%	01/23/09	$50,685
2,332	Orius Corp., LLC Term Loan B1 (a)(c)(d)(e)(f)	7.250	01/23/10	37,553
5,039	Sorenson Communications, Inc. Term Loan C	6.000	08/16/13	4,942,559

				13,341,722

	Telecommunications — Long Distance 0.5%
1,417	Level 3 Communications, Inc. Add On Term Loan	11.500	03/13/14	1,552,136
4,400	Level 3 Communications, Inc. Term Loan A	2.548	03/13/14	4,129,127

				5,681,263

	Telecommunications — Wireless 1.6%
6,738	Asurion Corp. First Lien Term Loan	3.250	07/03/14	6,670,839
3,618	CommScope, Inc. Term Loan B	2.790	12/26/14	3,607,798
471	MetroPCS Wireless, Inc. Term Loan B	2.520	11/04/13	460,865
6,784	NTELOS, Inc. Term Loan B	5.750	08/07/15	6,830,732

				17,570,234

	Textiles & Leather 1.8%
3,864	Gold Toe Investment Corp. First Lien Term Loan B	8.500	10/30/13	3,757,778
6,750	Gold Toe Investment Corp. Second Lien Term Loan	11.750	04/30/14	5,805,000
3,906	HanesBrands, Inc. Term Loan	5.250	12/10/15	3,954,693
4,300	Levi Strauss & Co. Term Loan	2.513	03/27/14	4,138,716

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Textiles & Leather (continued)
$2,462	Varsity Brands, Inc. Term Loan B	3.063%	02/22/14	$2,203,436

				19,859,623

	Transportation — Cargo 0.1%
759	Cardinal Logistics Management, Inc. First Lien Term Loan (b)	12.500	09/23/13	606,843
908	JHCI Acquisitions, Inc. First Lien Term Loan	2.780	06/19/14	834,173

				1,441,016

	Transportation — Personal 0.1%
1,191	Avis Budget Car Rental, LLC Term Loan	5.750	04/19/14	1,191,336

	Utilities 7.4%
1,585	Bicent Power, LLC First Lien Term Loan B	2.300	06/30/14	1,499,614
4,842	BRSP, LLC Term Loan B	7.500	06/04/14	4,853,891
23,292	Calpine Corp. First Priority Term Loan	3.165	03/29/14	22,500,454
4,500	Firstlight Power Resources, Inc. Second Lien Term Loan	4.813	05/01/14	4,140,000
569	Firstlight Power Resources, Inc. Synthetic Letter of Credit	2.813	11/01/13	553,455
5,501	Firstlight Power Resources, Inc. Term Loan B	2.813	11/01/13	5,350,011
1,307	Longview Power, LLC Delayed Draw Term Loan	2.563	02/28/14	1,190,155
373	Longview Power, LLC Synthetic Letter of Credit	2.563	02/28/14	340,044
1,120	Longview Power, LLC Term Loan B	2.563	02/28/14	1,020,133
187	Mach Gen, LLC Letter of Credit	2.540	02/22/13	174,611

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Utilities (continued)
$5,203	NRG Energy, Inc. Synthetic Letter of Credit	2.040%	12/09/13	$5,110,006
7,889	NRG Energy, Inc. Term Loan	2.000	12/09/13	7,748,836
254	NSG Holdings, LLC Letter of Credit	1.757	06/15/14	246,786
1,241	NSG Holdings, LLC Term Loan	1.757	06/15/14	1,203,445
4,516	Primary Energy Operations, LLC Term Loan	6.500	10/23/14	4,448,359
12,438	Texas Competitive Electric Holdings Co., LLC Delayed Draw Term Loan	3.750	10/10/14	10,106,252
2,967	Texas Competitive Electric Holdings Co., LLC Term Loan B2	3.750	10/10/14	2,440,388
212	TPF Generation Holdings, LLC Revolving Credit Agreement	2.290	12/15/11	206,411
4,300	TPF Generation Holdings, LLC Second Lien Term Loan C	4.540	12/15/14	3,991,475
677	TPF Generation Holdings, LLC Synthetic Letter of Credit	2.290	12/13/13	658,450
1,711	TPF Generation Holdings, LLC Term Loan B	2.290	12/15/13	1,662,920
2,173	USPF Holdings, LLC Term Loan	2.013	04/11/14	2,158,927

				81,604,623

	Total Variable Rate** Senior Loan Interests 115.2%			1,278,066,967

	Notes 2.2%
	Chemicals, Plastics & Rubber 0.1%
889	Wellman, Inc. (a)(b)	5.000	01/29/19	888,795

	Construction Material 0.5%
3,666	Builders FirstSource, Inc. (g)	13.000	02/15/16	3,803,475

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Principal
Amount
(000)	Borrower	Coupon	Stated Maturity*	Value

	Construction Material (continued)
$2,300	Compression Polymers Corp. (g)	7.180%	07/01/12	$2,219,500

				6,022,975

	Containers, Packaging & Glass 0.2%
1,900	Berry Plastics Group, Inc. (g)	5.053	02/15/15	1,866,750

	Ecological 0.0%
372	Environmantal Systems Products Holdings, Inc.	18.000	03/31/15	371,761

	Healthcare 0.6%
6,167	Apria Healthcare Group, Inc. (i)	11.250	11/01/14	6,806,458

	Hotels, Motels, Inns & Gaming 0.2%
2,000	Wynn Las Vegas, LLC	7.875	05/01/20	2,027,500

	Non-Durable Consumer Products 0.1%
554	Targus Group International, Inc. (a)	10.000	12/15/15	539,921

	Paper & Forest Products 0.1%
1,500	Verso Paper Holding, LLC (g)	3.999	08/01/14	1,372,500

	Telecommunications — Local Exchange Carriers 0.4%
4,500	Qwest Corp. (g)	3.507	06/15/13	4,590,000

	Total Notes 2.2%			24,486,660

Equities 0.7%
Axia Acquisition Holding Corp., Inc., (397 common shares, Acquired date 04/21/10, Cost $1,782,508) (j)(k)				994,435
Building Materials Holding Corp. (940,471 common shares, Acquired date 01/11/10, Cost $1,429,499) (j)(k)				752,377
Cygnus Business Media, Inc. (5,776 common shares, Acquired date 09/29/09, Cost $1,229,265) (a)(h)(j)(k)				0
CTM Media Holdings, Inc. (2,543 common shares, Acquired date 09/19/09, Cost $35,444) (k)				6,231
Cumulus Media, Inc. (Warrants for 9,213 common shares, Expiration date 06/29/19, Acquired date 01/14/10, Cost $0) (a)(j)(k)				34,181
Environmental Systems Products Holdings, Inc. (2,838 preferred shares, Acquired date 09/27/07, Cost $70,950) (j)(k)				21,699
Environmental Systems Products Holdings, Inc. (6,195 common shares, Acquired date 09/27/07, Cost $0) (a)(j)(k)				0
Euramax International, Inc. (3,272 common shares, Acquired date 07/09/09, Cost $3,529,067) (j)(k)				588,996
Generation Brands, LLC (7,523 common shares, Acquired date 01/26/10, Cost $0) (a)(j)(k)				0

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Description	Value

IAP Worldwide Services, Inc. (Warrants for 25,936 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (a)(j)(k)	$0
IAP Worldwide Services, Inc. (Warrants for 58,792 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (a)(j)(k)	0
IDT Corp. (7,632 common shares, Acquired date 01/30/04, Cost $0) (k)	75,633
Marietta Intermediate Holdings Corp. (2,679,615 common shares, Acquired date 04/22/10, Cost $77,358) (a)(h)(j)(k)	991,993
Marietta Intermediate Holdings Corp. (Warrants for 519,444 common shares, Acquired date 03/17/10, Cost $0) (a)(j)(k)	0
MC Communications LLC (222,056 common shares, Acquired date 07/02/09, Cost $0) (a) (j) (k)	0
Mega Brands, Inc. (Canada) (436,213 common shares, Acquired date 03/31/10, Cost $845,408) (k)	227,597
Media News Group (81,915 common shares, Acquired date 03/26/10, Cost $5,259,391) (k)	1,310,642
Newhall Holding Co., LLC (280,899 common shares, Acquired date 08/24/09, Cost $2,503,511) (k)	526,685
Safelite Realty (48,903 common shares, Acquired date 10/20/00, Cost $0) (a)(h)(j)(k)	0
SuperMedia, Inc. (1,898 common Shares, Acquired date 01/07/10, Cost $146,370) (k)	85,220
Targus Group International, Inc. (22,469 common shares, Acquired date 12/17/09, Cost $0) (a)(j)(k)	0
True Temper Sports, Inc. (107,143 common shares, Acquired date 12/17/09, Cost $3,787,500) (a)(j)(k)	750,001
Vitruvian Exploration, LLC (26,740 common shares, Acquired date 10/19/09, Cost $1,144,923) (k)	280,770
WCI Communities, Inc. (4,504 common shares, Acquired date 09/23/09, Cost $506,503) (k)	382,840
Wellman, Inc. (845 common shares, Acquired date 02/12/09 & 06/16/09, Cost $2,232,644) (a)(k)	278,149

Total Equities 0.7%	7,307,449

Total Long-Term Investments 118.1% (Cost $1,474,633,134)	1,309,861,076

Time Deposit 0.6%
State Street Bank & Trust Co. ($6,589,615 par, 0.01% coupon, dated 4/30/10, to be sold on 5/03/10 at $6,589,617) (Cost $6,589,615)	6,589,615

Total Investments 118.7% (Cost $1,481,222,749)	1,316,450,691

Borrowings (18.1%)	(201,000,000)

Liabilities in Excess of Other Assets (0.6%)	(6,095,811)

Net Assets 100.0%	$1,109,354,880

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(b)	All or a portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	The borrower is in the process of restructuring or amending the terms of this loan.

(g)	Variable rate security. Interest rate shown is that in effect at April 30, 2010.

(h)	Affiliated Company.

(i)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(j)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.3% of the net assets of the Fund.

(k)	Non-income producing security.

(l)	All or a portion of this holding is subject to unfunded loan commitments.

(m)	This floating rate interest will settle after April 30, 2010, at which time the interest rate will be determined

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued
Swap Contracts outstanding as of April 30, 2010:

Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value	Entity *
Goldman Sachs International	Calpine Corp.	Sell	5.000%	03/20/11	$2,000	$(65,000)	$47,899	B

Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	2.850	06/20/10	5,000	0	4,129	B-

Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	5.000	06/20/10	3,000	(97,500)	18,689	B-

Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	5.000	03/20/12	5,000	(112,500)	(83,546)	B-

Total Credit Default Swaps					$15,000	$(275,000)	$(12,829)

*	Credit rating as issued by Standard and Poor’s (Unaudited).

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued
Security Valuation The Fund’s Senior Loans and notes are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the “Adviser”) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund’s portfolio. The fair value of Senior Loans are reviewed and approved by the Fund’s Valuation Committee and Board of Trustees.
     Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.
     Credit default swaps are valued using quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.
     The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.
     The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
     The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
     Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Van Kampen Senior Loan Fund
Portfolio of Investments — April 30, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position
Variable Rate Senior Loan Interests	$—	$1,265,162,918	$12,904,049	$1,278,066,967
Notes	—	23,057,944	1,428,716	24,486,660
Equities
Broadcasting -Diversified	—	34,181	—	34,181
Buildings & Real Estate	909,525	—	—	909,525
Chemicals, Plastics, and Rubber	—	—	278,149	278,149
Construction Material	1,746,812	—	—	1,746,812
Diversified Manufacturing	588,996	—	—	588,996
Ecological	—	21,699	—	21,699
Entertainment & Leisure	—	—	750,001	750,001
Health & Beauty	—	—	991,993	991,993
Natural Resources	280,770	—	—	280,770
Non-Durable Consumer Products	227,597	—	—	227,597
Printing & Publishing	1,395,862	—	—	1,395,862
Telecommunications — Local Exchange Carriers	81,864	—	—	81,864
Time Deposit	—	6,589,615	—	6,589,615
Credit Default Swaps	—	70,717	—	70,717
Unfunded Commitments	—	49,763	—	49,763

Total Investments in an Asset Position	$5,231,426	$1,294,986,837	$16,352,908	$1,316,571,171

Investments in a Liability Position
Unfunded Commitments	$—	$(5,653,067)	$—	$(5,653,067)
Credit Default Swaps	—	(83,546)	—	(83,546)

Total Investments in a Liability Position	$—	$(5,736,613)	$—	$(5,736,613)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Loans and Securities
				Equities
								Home & Office
								Furnishings,
								Housewares & Durable
	Variable Rate Senior		Chemicals, Plastics		Diversified	Entertainment		Consumer	Hotels, Motels,	Printing &		Unfunded
	Loan Interests	Notes	& Rubber	Ecological	Manufacturing	& Leisure	Health & Beauty	Products	Inns & Gaming	Publishing	Total	Commitments

Balance as of 7/31/09	$22,899,422	$845,000	$492,914	$—	$166,882	$—	$—	$—	$53,798	$—	$24,458,016	$(15,888)
Accrued Discounts/Premiums	998,406	18	—	—	—	—	—	—	—	—	998,424	—
Realized Gain/Loss	(45,046,461)	—	—	—	—	—	—	(3,505,909)	33,012	—	(48,519,358)	—
Change in Unrealized Appreciation/Depreciation	44,510,098	(1,248,517)	(214,765)	21,699	3,362,185	(3,037,499)	(2,734,336)	3,505,909	(26,400)	(1,229,265)	42,909,109	—
Net Purchases/Sales	(1,616,958)	1,832,215	—	—	(3,529,067)	3,787,500	3,726,329	—	(60,410)	1,229,265	5,368,874	15,888
Net Transfers In and/or Out of Level 3*	(8,840,458)	—	—	(21,699)	—	—	—	—	—		(8,862,157)	—

Balance as of 4/30/10	$12,904,049	$1,428,716	$278,149	$—	$—	$750,001	$991,993	$—	$—	$—	$16,352,908	$0

Net Change in Unrealized Appreciation/Depreciation from Investments Still Held as of 4/30/10											$29,641,885	$0

*	The value of Net Transfers In and/or Out of Level 3 was measured using the market value as of the beginning of the period for transfers in and the market value as of the end of the period for transfers out.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen Senior Loan Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	June 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	June 29, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	June 29, 2010